FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 17. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2025 and June 30, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	June 30,
Description	Level	2025	2024
Assets:
Trading securities	1	$5	$—

Liabilities:
Subscription agreement	3	$2,489,945	$2,425,647
Contingent Guarantee	3	$—	$3,256,863
Warrant liability – Private Warrants	3	$123,062	$307,656
Earnout liability	3	$11,369,000	$12,298,000
Convertible notes derivative	3	$103,185	$16,462,690
Merger financing derivative	3	$63,696	$—
Tau agreement	3	$539,787	$—

Subscription Agreement

On February 9, 2024, the Registrant entered into a Subscription Agreement and Discharge Agreement with Winston & Strawn LLP (“Winston”) Calculator New Pubco, Inc. and Quantum, as described in Note 9.

The Subscription Agreement is considered a variable-share obligation under ASC Topic 480 (“Distinguishing Liabilities from Equity”). The Subscription Agreement meets the requirements for classification under ASC 480 and as a result is required to be accounted for as a liability under ASC 480 and is presented as such on the Consolidated Balance Sheets. The Company will record a change in fair value on each reporting period until settlement in its Consolidated Statement of Operations. See note 9 for further discussion.

The key inputs into the Monte Carlo model for the Subscription Agreement were as follows:

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Equity volatility	167.7%	26.2%
Risk-free rate	4.21%	5.05%

Contingent Guarantee

In connection with the acquisition of Wilson-Davis, Founder shares were transferred to cover a cash deficit of $4,000,000. The share has a make-whole provision that require to be accounted for under ASC 480. The Company has valued the obligation as of June 30, 2024 of $3,256,863 based on the cash value that would need to be renumerated by the Company. The value of the cash that would be paid was deemed to be the fair value of the contingent guarantee. The Company issued shares valued at $1,210,290 during the nine months ended June 30, 2025 and based on the value of shares sold as of August 8, 2024 the Company was obligated to repay $2,886,347 under the contingent guarantee, resulting in a change in fair value of $839,775. On August 9, 2024 the Company issued convertible note to modify the repayment conditions, resulting in the extinguishment of the contingent liability and recognizing the fair value of the convertible note agreement referred to as Merger financing, see Note 9 for further discussion and below.

Warrant liability

The Private Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the consolidated statements of operations. See note 15 for further discussion.

The Private Placement Warrants were, initially and as of the end of each subsequent reporting period, valued using a lattice model, specifically a Black-Scholes model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the Company’s common stock. The expected volatility of the Company’s common stock was determined based on the implied volatility of the publicly traded Public Warrants.

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Risk-free rate	3.67	4.27%
Dividend yield	0.00	0.00%
Volatility	167.7	58.7%
Exercise price	$689.86	$689.86
Effective expiration date	February 29	February 29

Earnout Liability

The Earnout liability was, initially and as of February 9, 2024, valued using a Monte Carlo simulation to determine if and when the revenue hurdles would be achieved. The revenue volatility and revenue to equity correlation was based upon the same guideline public companies. The Monte Carlo simulation was performed simultaneously on both the share price and revenue to account for the correlation between revenue and equity.

The key inputs into the Monte Carlo model for the Earnout liability were as follows:

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Revenue volatility	12.00%	15.00%
Discount factor for revenue	9.31%	9.69%

Convertible Note Derivatives

The Conversion derivative, associated with Short-term notes, Long-Term notes, and the Chardan Note was accounted for as a liability in accordance with ASC 815-40. The Conversion derivative liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of Conversion derivative liability in the consolidated statements of operations. The Convertible note derivative is made up of the fair value of the embedded conversion option included in the Short-term notes, Long-Term notes, and the Chardan Note with a fair value as of June 30, 2025 of $0, $103,185 and $0, respectively, totaling $103,185. As of June 30, 2024 of $4,807,692, $7,664,613 and $3,990,385, respectively, totaling $16,462,690.

Short-Term Note

On February 9, 2024, the Company issued short-term notes to the former officers and directors of Wilson-Davis. The short-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, and June 30, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The conversion feature is deemed to include an embedded derivative that requires bifurcation and separate account. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the note. The discount will be amortized as interest expense over the term of the short-term note(s). The derivative liability will be revalued at each reporting period with the change being charged to the income statement. The original derivative liability – for the short term note notes was valued at $487,329. On June 30, 2024, a Black-Scholes calculation was performed (see below chart) and the value of the fair value of the derivative liability – convertible notes increased $4,320,363 to $4,807,692. The original $487,929 discount was amortized over the 90-day maturity. As of June 30, 2024, the Company did not repay the short-term notes, as such has incurred penalty interest from 9% to 13% until the note is repaid. The note was due on demand.

As of June 30, 2025, the sellers requested conversion of all principal and interest as such the shorth term loan was fully settled. See Note 9 for additional information.

The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	5.49%
Dividend yield	0.00%
Volatility	14,643.0%
Exercise price	$0.99
Effective expiration date	May 2024

Long-Term Note

On February 9, 2024, the Company issued long-term notes to the former officers and directors of Wilson-Davis. The long-term notes have a conversion feature that qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024 and June 30, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement.The conversion feature is deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability with the offset being a discount to the notes. The discount will be amortized as interest expense over the term of the notes. The derivative liability will be revalued at each reporting period with the change being charged to Derivative liability – convertible notes. The original derivative liability – for the long term note notes was valued at $776,919. On June 30, 2024, a Black-Scholes calculation was performed (see below chart) and the value of the fair value of the derivative liability – convertible notes increased $6,887,694 to $7,664,613. The original $776,919 discount will be amortized over the maturity.

As a result of the changes in stock price, the Company determined that as of June 30, 2025 valuation of the convertible note conversion feature under Black-Scholes was no longer appropriate as it does not take into account the probability of multiple components. As such as of June 30, 2025 the conversion feature was valued using Monte Carlo model resulting in the fair value of the conversion option included in the long term loan at $103,185. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of June 30, 2025 were as follows:

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.13%
Discount rate	15.63%
Probability of default	14.3%
Recovery rate	28.9%
Volatility	167.7%
Effective expiration date	February 2026

The key inputs into the Black-Scholes model for the Conversion derivative were as follows:

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.90%
Dividend yield	0.00%
Volatility	14,461%
Exercise price	$0.99
Effective expiration date	February 2026

Chardan Note

In connection with the Closing, AtlasClear Holdings and Chardan agreed that the fee, in the amount of $7,043,750, payable by Quantum to Chardan upon the Closing pursuant to the terms of the business combination marketing agreement entered into in connection with Quantum’s initial public offering, would be waived in exchange for the issuance by AtlasClear Holdings to Chardan of the Original Chardan Note in the aggregate principal amount of $4,150,000. The Original Chardan Note was issued by AtlasClear Holdings at the Closing. The Original Chardan Note had a stated maturity date of February 9, 2028. Interest accrued at a rate per annum equal to 13%, and was payable quarterly on the first day of each calendar quarter. On each interest payment date, the accrued and unpaid interest would have been, at the election of AtlasClear Holdings, either paid in cash or, subject to the satisfaction of certain conditions, in shares of Common Stock, at a rate equal to 85% of the VWAP for the trading day immediately prior to the applicable interest payment date. On October 23, 2024, the Company, Quantum Ventures, Chardan and Chardan Quantum LLC entered into the Settlement Agreement. In connection with the Settlement Agreement, Chardan exchanged the Chardan Note for an amended non-interest bearing, convertible note in the aggregate principal amount of $5,209,764 (as amended, the “Chardan Note”). While the Chardan Note does not bear interest, it can be converted from time to time by Chardan into shares of Common Stock, on terms substantially similar to the conversion provisions in the Original Chardan Note, and any remaining outstanding principal is to be repaid in full on the same maturity date as the Original Chardan Note.

The Chardan Note qualifies for derivative treatment in accordance with ASC 815-40. On February 9, 2024, the Company valued the derivatives using a Black-Scholes model which is considered to be a Level 3 fair value measurement. The original derivative liability – for the Chardan Note was valued at $404,483. On June 30, 2024, a Black-Scholes calculation was performed (see below chart) and the value of the fair value of the derivative liability – convertible notes increased $3,585,901 to $3,990,385. The original $404,483 discount will be amortized over the maturity. See Note 9 for additional information.

In addition, on each conversion date AtlasClear Holdings was required to pay to Chardan in cash (or, at AtlasClear Holding’s option and subject to certain conditions, a combination of cash and Common Stock) all accrued interest on the Chardan Note and all interest that would otherwise accrue on the amount of the Note being converted if such converted amount would be held to three years after the applicable conversion date.

As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that as of March 31, 2025, valuation of the convertible note conversion feature under Black-Scholes was no longer appropriate as it does not take into account the probability of multiple components. As such, as of June 30, 2025, the conversion feature was valued using Monte Carlo model resulting in the fair value of the conversion option included in the Chardan Note at $0. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of June 30, 2025 were as follows:

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.32%
Discount rate	12.43%
Probability of default	5.9%
Recovery rate	47.6%
Effective expiration date	September 30, 2025

The key inputs into the Black-Scholes model for the conversion derivative are as follows:

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.52%
Dividend yield	0.00%
Volatility	166,681.0%
Exercise price	$0.84
Effective expiration date	February 2028

Secured Convertible Note

As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that as of June 30, 2025 valuation of the secured convertible note conversion feature now was required to be bifurcated under ASC 815 as such the Company fair valued the embedded derivative. As such as of June 30, 2025 the conversion feature was valued using Monte Carlo model resulting in the fair value of the conversion option included in the Secured Convertible Note at $0. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of June 30, 2025 were as follows:

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	3.63%
Discount rate	12.02%
Probability of default	44.0%
Recovery rate	47.6%
Volatility	167.7%
Effective expiration date	January 2028

Merger Financing

As discussed above under Contingent Guarantee, on August 9, 2024 the Company issued convertible note to modify the repayment conditions, resulting in the extinguishment of the contingent liability and recognizing the fair value of the convertible note agreement. As a result of the changes in stock price, the limitation on authorized shares to comply with the conversion option, the Company determined that the merger financing notes conversion feature was required to be bifurcated under ASC 815 as such the Company fair valued the embedded derivative. As such as of June 30, 2025 and August 9, 2024 the issuance date the conversion feature was valued using Monte Carlo model resulting in the fair value of the conversion option included in the Merger financing notes at $63,696 and $113,044, respectively. See Note 9 for additional information.

The key inputs into the Monte-Carlo model for the Conversion derivative as of June 30, 2025 and August 9, 2024 were as follows:

	June 30,	August 9,
Input	2025	2024
Market price of public shares	$0.19	$16.20
Risk-free rate	4.13%	4.78%
Discount rate	15.63%	16.98%
Probability of default	14.3%	25.4%
Recovery rate	28.9%	28.9%
Volatility	167.7%	37.2%
Effective expiration date	February 2026	February 2026

Tau Agreement

As discussed in Note 9 the Tau Agreement has both a Commitment Amount and a Commitment fee that requires to be fair valued under ASC 815 and ASC 480, respectively. As such as of June 30 2025 and July 31, 2024 the issuance date both the Commitment Amount and the Commitment Fee were valued using Monte Carlo model resulting in the fair value of the Commitment Amount at $539,448 and $966,153, respectively and the Commitment Fee at $337 and $124,796, respectively.

The key inputs into the Monte-Carlo model for the Commitment Amount as of issuance date of June 30, 2025 and July 31, 2024 were as follows:

	June 30,	July 31
Input	2025	2024
Anticipated Monthly Advance Amounts	$40,000	$40,000
Risk-free rate	3.75%	4.20%
Volatility	167.7%	40.3%
Effective expiration date	July 2026	February 2027

The key inputs into the Monte-Carlo model for the Commitment Fee as of issuance date of, June 30, 2025 and July 31, 2024were as follows:

	June 30,	July 31,
Input	2025	2024
Market price of public shares	$0.19	$16.20
Risk-free rate	3.75%	4.20%
Volatility	167.7%	40.3%
Effective expiration date	February 2027	July 2026

The following table presents the changes in the fair value of the following:

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2024	$307,656	$—
Initial measurement	—	1,090,949
Fair value of advance requests	—	1,652,300
Transferred to equity	—	(1,911,472)
Change in valuation inputs or other assumptions	(184,594)	(291,990)
Fair value as of June 30, 2025	$123,062	$539,787

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2024	$16,462,690	$12,298,000
Change in valuation inputs or other assumptions	(16,359,505)	(929,000)
Fair value as of June 30, 2025	$103,185	$11,369,000

	Subscription	Contingent
	Agreement	Guarantee
Fair value as of June 30, 2024	$2,425,647	$3,256,863
Shares issued as partial payment	—	(1,210,290)
Change in valuation inputs or other assumptions	64,298	839,774
Exchanged to Merger financing note	—	(2,886,347)
Fair value as of June 30, 2025	$2,489,945	$—

	Merger	Secured
	Financing	Convertible
	Derivative	Derivative
Fair value as of June 30, 2024	$—	$—
Initial measurement	113,044	89,535
Change in valuation inputs or other assumptions	(49,348)	(89,535)
Fair value as of June 30, 2025	$63,696	$—

There were no transfers between levels during the year ended June 30, 2025 and the six months transition period ended June 30, 2024.